MoA US Government Money Market Fund Annual Fund Operating Expenses - MoA US Government Money Market Fund - MoA Money Market Fund	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	0.23%